Schedule of share option outstanding (Details)								12 Months Ended
	Feb. 20, 2026 shares	Oct. 07, 2025 shares	Aug. 21, 2025 shares	Jul. 30, 2025 shares	Jun. 24, 2025 shares	May 27, 2025 shares	Apr. 02, 2025 shares	Jun. 30, 2026 Integer $ / shares	Jun. 30, 2025 Integer $ / shares
Notes and other explanatory information [abstract]
Number of Options Outstanding | Integer								2,284,000	2,759,000
Weighted average exercise price, Outstanding								$ 0.78	$ 0.75
Number of Options, Granted	520,000	7,500	7,500	1,394,500	14,000	10,000	7,500	1,929,500	113,051
Weighted average exercise price, Granted								$ 1.73	$ 4.08
Number of Options, Exercised | Integer								(769,310)	(588,051)
Weighted average exercise price, Exercised								$ 0.78	$ 4.08
Number of Options, Forfeited | Integer								(7,500)
Weighted average exercise price, Forfeited								$ 3.43
Number of Options Outstanding | Integer								3,436,690	2,284,000
Weighted average exercise price, Outstanding								$ 1.32	$ 0.78
Number of Options, Exercisable | Integer								1,974,515	2,284,000
Weighted average exercise price, Exercisable								$ 1.03	$ 0.76